Mandatory Principal Payments under Credit Agreement (Detail) (Credit Facility, USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Credit Facility
Line of Credit Facility [Line Items]
2015	$ 2,300
2016	2,300
2017	2,300
2018	2,300
2019	2,300
2020	218,500
Total	$ 230,000